Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	BRANDYWINE BLUE FUND INC
Central Index Key	0000869942
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND
Risk/Return:
Trading Symbol	BLUEX
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Risk/Return:
Trading Symbol	BWAFX